SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED)

	Shares	Market Value
Common Stocks 97.40%

Data Center Reit 25.73%
CoreSite Realty Corp.	28,675	$3,408,884
CyrusOne, Inc.	44,100	3,088,323
Digital Realty Trust, Inc.	37,181	5,456,684
Equinix, Inc.	5,425	4,123,705
QTS Realty Trust, Inc., Class A	64,250	4,049,035
		20,126,631
Energy 0.65%
Enterprise Products Partners LP	32,177	508,075

Financials 0.00%
Ashford Inc.(a)	81	470

Gaming Reit 0.72%
Gaming and Leisure Properties, Inc.	1,012	37,373
MGM Growth Properties LLC, Class A	18,750	524,625
		561,998
Health Care Reit 3.07%
Global Medical REIT, Inc.	15,000	202,500
Healthcare Trust of America, Inc., Class A	7,500	195,000
Healthpeak Properties, Inc.	25,518	692,813
Medical Properties Trust, Inc.	1,500	26,445
Omega Healthcare Investors, Inc.	1,000	29,940
Physicians Realty Trust	1,500	26,865
Ventas, Inc.	6,050	253,858
Welltower, Inc.	17,675	973,716
		2,401,137
Hotel Reit 1.28%
Apple Hospitality REIT, Inc.	10,810	103,884
Host Hotels & Resorts, Inc.(a)	21,000	226,590
Pebblebrook Hotel Trust	28,081	351,855

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Hotel Reit (cont.)
Summit Hotel Properties, Inc.(a)	26,000	$134,680
Sunstone Hotel Investors, Inc.(a)	22,700	180,238
		997,247
Industrial Reit 23.81%
Americold Realty Trust	48,550	1,735,663
Duke Realty Corp.	3,750	138,375
Innovative Industrial Properties, Inc.	22,400	2,780,064
Prologis, Inc.(b)	98,570	9,918,113
STAG Industrial, Inc.	50,350	1,535,171
Terreno Realty Corp.	45,875	2,512,115
		18,619,501
Infrastructure Reit 2.94%
American Tower Corp.	4,500	1,087,785
Crown Castle International Corp.	7,300	1,215,450
		2,303,235
Mortgage Finance 0.58%
Starwood Property Trust, Inc.	30,000	452,700

Multi Asset Class Reit 2.09%
Lexington Realty Trust	2,700	28,215
WP Carey, Inc.	24,600	1,602,936
		1,631,151
Office Reit 5.39%
Alexandria Real Estate Equities, Inc.	12,600	2,016,000
American Assets Trust, Inc.	3,400	81,906
Boston Properties, Inc.	10,365	832,310
Hudson Pacific Properties, Inc.	37,100	813,603
Kilroy Realty Corp.	9,115	473,615
		4,217,434
Real Estate 2.29%
Blackstone Mortgage Trust, Inc., Class A	19,700	432,809
City Office REIT, Inc.	73,808	555,036

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate (cont.)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,017	$803,849
Spirit MTA REIT	1,140	858
		1,792,552
Residential Reit 20.72%
Apartment Investment & Management Co., Class A	27,050	912,126
AvalonBay Communities, Inc.	11,290	1,686,049
Camden Property Trust	14,850	1,321,353
Equity LifeStyle Properties, Inc.	39,600	2,427,480
Equity Residential	29,215	1,499,606
Essex Property Trust, Inc.	7,336	1,472,995
Invitation Homes, Inc.	10,500	293,895
Mid-America Apartment Communities, Inc.	12,772	1,480,913
Sun Communities, Inc.	26,850	3,775,379
UDR, Inc.	41,000	1,337,010
		16,206,806
Retail Reit 4.38%
Brixmor Property Group, Inc.	29,675	346,901
Federal Realty Investment Trust	7,275	534,276
Kimco Realty Corp.	28,069	316,057
National Retail Properties, Inc.	6,500	224,315
Realty Income Corp.	23,430	1,423,372
Regency Centers Corp.	10,700	406,814
Simon Property Group, Inc.	1,400	90,552
STORE Capital Corp.	2,000	54,860
VEREIT, Inc.	5,000	32,500
		3,429,647
Self-Storage Reit 3.73%
CubeSmart	16,750	541,193
Extra Space Storage, Inc.	11,095	1,187,054
Life Storage, Inc.	11,300	1,189,551
		2,917,798

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Timber Reit 0.02%
Weyerhaeuser Co.	500	$14,260

Total Common Stocks (Cost $52,524,597)		76,180,642

Preferred Stocks 2.01%

Data Center Reit 0.28%
Digital Realty Trust, Inc., Series J, 5.25%	4,000	106,000
QTS Realty Trust, Inc., 7.13%	4,000	108,400
		214,400
Electric Transmission & Dist 0.07%
Entergy Louisiana LLC, 4.88%	2,000	51,500

Hotel Reit 0.33%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	24,420
Hersha Hospitality Trust, Series D, 6.50%	5,000	71,850
Hersha Hospitality Trust, Series E, 6.50%	5,000	71,900
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	56,775
Sotherly Hotels, Inc., Series B, 8.00%	6,000	32,160
Sotherly Hotels, Inc., Series C, 7.88%	2,000	10,920
		268,025
Industrial Reit 0.13%
Monmouth Real Estate Investment Corp., Series C, 6.13%	4,000	99,120

Multi Asset Class Reit 0.08%
Vornado Realty Trust, Series M, 5.25%	2,500	63,400

P&C Insurance 0.13%
Arch Capital Group Ltd., Series E, 5.25%	2,000	50,620

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
P&C Insurance (cont.)
Arch Capital Group Ltd., Series F, 5.45%	2,000	$51,720
		102,340
Residential Reit 0.17%
American Homes 4 Rent, Series G, 5.88%	2,000	53,460
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	76,029
		129,489
Retail Reit 0.58%
Federal Realty Investment Trust, Series C, 5.00%	6,500	174,655
National Retail Properties, Inc., Series F, 5.20%	11,000	282,480
		457,135
Self-Storage Reit 0.24%
Public Storage, Series K, 4.75%	2,000	54,620
Public Storage, Series M, 4.13%	1,167	30,260
Public Storage, Series N, 3.88%	4,000	99,200
		184,080
Total Preferred Stocks
(Cost $1,870,997)		1,569,489

	Principal Amount
Municipal Bonds 0.26%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	140,000	207,827

Total Municipal Bonds
(Cost $162,798)		207,827

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 0.04%
Morgan Stanley Institutional Liquidity Fund, Institutional, 0.02%(c)	29,469	$29,469

Total Money Market Funds
(Cost $29,469)		29,469

Total Investments — 99.71%
(Cost $54,587,861)		77,987,427
Other Assets in Excess of Liabilities — 0.29%		226,400
NET ASSETS - 100.00%		$78,213,827

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written call options.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2020.

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Written Call Options — (0.00)%
Prologis, Inc.(a)	(20)	$(201,240)	$110.00	November 2020	$(2,600)
Total Written Call Options— (0.00)%
(Premiums Received $2,159)					$(2,600)

(a)	Non-income producing security.

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED)

	Shares	Market Value
Common Stocks 98.18%

Communications 7.61%
Alphabet, Inc., Class A(a)	1,820	$2,667,392
AT&T, Inc.	14,400	410,544
Comcast Corp., Class A	29,500	1,364,670
Netflix, Inc.(a)	1,850	925,055
Verizon Communications, Inc.	28,540	1,697,845
Walt Disney Co. (The)(b)	17,700	2,196,216
		9,261,722
Consumer Discretionary 6.96%
Amazon.com, Inc.(a)	625	1,967,956
D.R. Horton, Inc.	7,550	571,007
Home Depot, Inc. (The)	12,488	3,468,042
Lennar Corp., Class A	2,650	216,452
Masco Corp.	11,500	633,995
McDonald's Corp.	4,880	1,071,111
NIKE, Inc., Class B	1,300	163,202
Ross Stores, Inc.	2,000	186,640
TJX Cos., Inc. (The)	3,500	194,775
		8,473,180
Consumer Staples 8.45%
Altria Group, Inc.	10,750	415,380
Clorox Co. (The)	950	199,662
Coca-Cola Co. (The)	10,400	513,448
Colgate-Palmolive Co.	2,500	192,875
Conagra Brands, Inc.	7,100	253,541
Constellation Brands, Inc., Class A	150	28,426
Costco Wholesale Corp.	5,151	1,828,605
Kroger Co. (The)	9,000	305,190
Lamb Weston Holdings, Inc.	4,800	318,096
PepsiCo, Inc.	2,400	332,640
Philip Morris International, Inc.	7,350	551,176
Procter & Gamble Co. (The)	6,715	933,318
Target Corp.	13,580	2,137,764

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Consumer Staples (cont.)
Wal-Mart Stores, Inc.	16,334	$2,285,290
		10,295,411
Energy 1.66%
Chevron Corp.	8,760	630,720
ConocoPhillips	9,300	305,412
EOG Resources, Inc.	5,200	186,888
Exxon Mobil Corp.	5,600	192,248
Kinder Morgan, Inc.	7,750	95,558
TC Energy Corp.	1,000	42,020
Valero Energy Corp.	13,000	563,160
		2,016,006
Financials 6.60%
American Express Co.	11,200	1,122,800
Bank of America Corp.	29,600	713,064
BankUnited, Inc.	13,350	292,498
Berkshire Hathaway, Inc., Class B(a)	720	153,317
Blackstone Group, Inc. (The), Class A	16,700	871,740
Carlyle Group, Inc. (The)	8,050	198,594
Citigroup, Inc.	15,200	655,272
CME Group, Inc.	1,404	234,903
Goldman Sachs Group, Inc. (The)	2,815	565,731
JPMorgan Chase & Co.	20,442	1,967,951
Signature Bank	4,854	402,833
SVB Financial Group(a)	2,673	643,177
U.S. Bancorp	5,775	207,034
		8,028,914
Health Care 12.90%
Abbott Laboratories	3,100	337,373
AbbVie, Inc.	22,257	1,949,491
Amgen, Inc.	3,850	978,516
Bristol-Myers Squibb Co.	17,250	1,040,003
Centene Corp.(a)	12,700	740,791
CVS Health Corp.	7,611	444,482
Edwards LifeSciences Corp.(a)	3,000	239,460

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Health Care (cont.)
Gilead Sciences, Inc.	12,450	$786,716
Humana, Inc.	2,800	1,158,892
Johnson & Johnson	4,597	684,401
McKesson Corp.	2,250	335,092
Medtronic PLC	7,469	776,178
Merck & Co., Inc.	18,200	1,509,690
Moderna, Inc.(a)	500	35,375
Pfizer, Inc.	9,150	335,805
Quest Diagnostics, Inc.	4,500	515,205
Thermo Fisher Scientific, Inc.	2,900	1,280,408
UnitedHealth Group, Inc.	4,450	1,387,377
Vertex Pharmaceuticals, Inc.(a)	4,300	1,170,116
		15,705,371
Industrials 8.65%
3M Co.	1,540	246,677
Boeing Co. (The)	3,405	562,711
Caterpillar, Inc.	10,225	1,525,059
CSX Corp.	17,275	1,341,749
Cummins, Inc.	3,550	749,618
Deere & Co.	4,700	1,041,661
FedEx Corp.	7,100	1,785,792
Honeywell International, Inc.	8,300	1,366,263
Johnson Controls International PLC	8,253	337,135
Raytheon Technologies Corp.	3,600	207,144
Waste Connections, Inc.	13,175	1,367,565
		10,531,374
Materials 0.94%
CF Industries Holdings, Inc.	7,700	236,467
Corteva, Inc.	7,233	208,383
Dow, Inc.	6,083	286,205
DuPont de Nemours, Inc.	6,894	382,479
International Paper Co.	500	20,270
WestRock Co.	500	17,370
		1,151,174

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Real Estate Investment Trusts (REITs) 5.60%
Alexandria Real Estate Equities, Inc.	2,200	$352,000
American Tower Corp.	1,550	374,681
CoreSite Realty Corp.	550	65,384
Crown Castle International Corp.	3,350	557,775
CyrusOne, Inc.	12,150	850,865
Digital Realty Trust, Inc.	2,800	410,928
Equinix, Inc.	1,875	1,425,244
Prologis, Inc.	9,000	905,580
QTS Realty Trust, Inc., Class A	14,100	888,582
Realty Income Corp.	3,550	215,662
Sun Communities, Inc.	4,100	576,501
Terreno Realty Corp.	3,600	197,136
		6,820,338
Technology 36.47%
Accenture PLC, Class A	5,600	1,265,544
Adobe, Inc.(a)	3,850	1,888,156
Advanced Micro Devices, Inc.(a)	3,650	299,263
Apple, Inc.	69,932	8,098,825
Applied Materials, Inc.	17,970	1,068,316
Box, Inc., Class A(a)	7,200	124,992
Cisco Systems, Inc.	32,200	1,268,358
Cognizant Technology Solutions Corp., Class A	6,150	426,933
Corning, Inc.	14,000	453,740
Dell Technologies, Inc., Class C(a)	1,624	109,929
Fiserv, Inc.(a)	1,950	200,948
Garmin Ltd.	1,450	137,547
Hewlett Packard Enterprise Co.	3,900	36,543
HP, Inc.	26,000	493,740
Intel Corp.	7,590	393,010
International Business Machines Corp.	2,868	348,950
MasterCard, Inc., Class A	6,500	2,198,105
Microchip Technology, Inc.	2,975	305,711
Microsoft Corp.	33,514	7,049,000
NetApp, Inc.	2,600	113,984
NortonLifeLock, Inc.	27,700	577,268
NVIDIA Corp.	9,923	5,370,526

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Technology (cont.)
Oracle Corp.	34,375	$2,052,187
Paychex, Inc.	3,850	307,114
PayPal Holdings, Inc.(a)	1,000	197,030
Perspecta, Inc.	764	14,860
QUALCOMM, Inc.	8,320	979,098
Texas Instruments, Inc.	15,025	2,145,420
Visa, Inc., Class A	18,050	3,609,458
Workday, Inc., Class A(a)	13,380	2,878,439
		44,412,994
Utilities 2.34%
AES Corp.	4,000	72,440
American Electric Power Co., Inc.	1,850	151,200
Brookfield Renewable Corp., Class A	375	21,975
Brookfield Renewable Partners, LP	1,500	78,825
Edison International	1,100	55,924
Eversource Energy	250	20,888
NextEra Energy, Inc.	6,000	1,665,360
WEC Energy Group, Inc.	8,200	794,580
		2,861,192
Total Common Stocks
(Cost $66,844,479)		119,557,676

Preferred Stocks 1.65%

Communications 0.23%
Qwest Corp., 7.00%	2,500	63,850
Telephone & Data Systems, Inc., 7.00%	4,000	102,360
United States Cellular Corp., 7.25%	2,500	64,100
United States Cellular Corp., 7.25%	2,000	52,000
		282,310

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Consumer Discretionary 0.08%
eBay, Inc., 6.00%	4,000	$102,440

Financials 1.07%
American Financial Group, Inc., 6.00%	5,300	134,143
Annaly Capital Management, Inc., Series F, 6.95%	2,000	45,040
Ares Management Corp., Series A, 7.00%	2,500	64,500
Athene Holding Ltd., Series C, 6.38%	2,000	54,200
Bank of America Corp., Series EE, 6.00%	2,500	64,700
Bank of America Corp., Series GG, 6.00%	4,000	109,240
Bank of America Corp., Series HH, 5.88%	2,000	54,640
Bank of America Corp., Series LL, 5.00%	2,000	52,480
Charles Schwab Corp. (The), Series C, 6.00%	2,000	50,900
Globe Life, Inc., 6.13%	5,000	128,650
Hancock Whitney Corp., 5.95%	2,500	66,525
JPMorgan Chase & Co., Series EE, 6.00%	2,000	54,880
KeyCorp, Series G, 5.63%	2,000	54,180
KKR & Company LP, Series B, 6.50%	2,000	52,280
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	104,300
Northern Trust Corp., Series E, 4.70%	1,360	36,734
Prospect Capital Corp., 6.25%	4,000	102,960
Prudential Financial, Inc., 4.13%	705	17,942
Prudential Financial, Inc., 5.63%	2,000	54,780
		1,303,074
Real Estate 0.27%
Digital Realty Trust, Inc., Series L, 5.20%	2,000	54,360
Public Storage, Series I, 4.88%	1,917	51,836
Public Storage, Series K, 4.75%	2,000	54,620
Public Storage, Series L, 4.63%	2,000	53,840
QTS Realty Trust, Inc., 7.13%	4,000	108,400
		323,056
Total Preferred Stocks
(Cost $1,988,809)		2,010,880

SPIRIT OF AMERICA LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Money Market Funds 0.49%
Morgan Stanley Institutional Liquidity Fund, Institutional, 0.02%(c)	590,118	$590,118

Total Money Market Funds
(Cost $590,118)		590,118

Total Investments — 100.32%
(Cost $69,423,406)		122,158,674
Liabilities in Excess of Other Assets — (0.32)%		(384,524)
NET ASSETS - 100.00%		$121,774,150

(a)	Non-income producing security.
(b)	All or a portion of the security is held as collateral for written call options.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2020.

	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Written Call Options — (0.00)%
Walt Disney Co. (The) (a)	(10)	$(124,080)	$140.00	November 2020	$(1,610)
Total Written Call Options— (0.00)%
(Premiums Received $2,210)					$(1,610)

(a)	Non-income producing security.

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED)

	Principal Amount	Market Value
Municipal Bonds 96.85%

Alaska 0.73%
Northern Tobacco Securitization Corp., Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	$500,000	$500,150

Arizona 0.91%
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	626,120

California 3.98%
California Educational Facilities Authority, Revenue Bonds, Callable 10/1/2021 @ 100, 6.13%, 10/1/2030	130,000	137,562
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	748,920
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.38%, 6/1/2029	100,000	103,683
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	569,345
Los Angeles Department of Water & Power, Revenue Bonds, Callable 1/1/2029 @ 100, 5.25%, 7/1/2049	200,000	254,168
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	164,101
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	300,768
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	201,591
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, (OID), Callable 11/1/2020 @ 100, 5.25%, 11/1/2030	250,000	251,037
		2,731,175
Connecticut 10.68%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	269,652

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut Housing Finance Authority, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	$25,000	$26,957
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	265,372
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 4.63%, 11/15/2041	215,000	218,262
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2021 @ 100, 3.25%, 11/15/2027	150,000	151,900
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	195,000	199,413
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 11/15/2020 @ 100, 4.88%, 11/15/2046	100,000	100,255
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 3.35%, 5/15/2028	250,000	253,220
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	250,000	253,505
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.50%, 5/15/2031	250,000	252,715
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	455,523
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	500,000	520,645
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	516,085
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	516,000
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	103,581

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	$250,000	$292,003
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	113,175
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) (OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	250,000	253,293
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 1/1/2021 @ 100, 5.00%, 7/1/2028	100,000	100,000
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 11/1/2022	100,000	100,384
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	282,020
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	488,979
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	614,190
State of Connecticut, General Obligation Unlimited, 5.00%, 6/15/2024	250,000	291,745
State of Connecticut, General Obligation Unlimited, 5.00%, 11/1/2020	100,000	100,390
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	259,225
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	277,975
University of Connecticut, University & College Improvements, Revenue Bonds, (GO OF UNIVERSITY), 5.00%, 2/15/2028	50,000	50,183
		7,326,647
District of Columbia 1.63%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	341,875
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	291,040
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	304,048

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
District of Columbia (cont.)
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	$150,000	$182,789
		1,119,752
Florida 8.22%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	169,399
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,161,690
County of Miami-Dade FL Water & Sewage System, Revenue Bonds, 4.00%, 10/1/2044	150,000	175,326
County of Miami-Dade FL Water & Sewage System, Revenue Bonds, Callable 10/1/2029 @ 100, 4.00%, 10/1/2049	500,000	580,205
Florida Gulf Coast University Financing Corp., University & College Improvements, Revenue Bonds, Callable 2/1/2021 @ 100, 5.00%, 2/1/2028	100,000	101,074
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 6.00%, 4/1/2026	130,000	133,705
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	100,000	104,782
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	104,729
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	533,495
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/1/2020 @ 100, 5.00%, 10/1/2025	200,000	200,710
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.13%, 5/15/2037	210,000	210,158
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), Callable 10/1/2020 @ 100, 5.25%, 10/1/2030	115,000	115,000
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), 5.25%, 10/1/2030	35,000	35,000
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	344,911

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Florida (cont.)
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2020 @ 100, 5.38%, 10/1/2040	$400,000	$400,000
Palm Beach County School District, Refunding Bonds, Certificate of Participation, 5.00%, 8/1/2024	45,000	46,818
School Board of Miami-Dade County (The), Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,110,460
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	108,349
		5,635,811
Georgia 2.72%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 1/1/2021 @ 100, 5.00%, 7/1/2035	250,000	250,795
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, (AGM) (OID), Callable 12/15/2020 @ 100, 5.50%, 6/15/2036	325,000	326,274
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2029 @ 100, 3.00%, 11/1/2037	500,000	561,010
City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds, Callable 11/1/2027 @ 100, 5.00%, 11/1/2047	125,000	153,369
Fulton County Development Authority, Georgia Tech Athletic Association, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	104,461
Fulton County Development Authority, Georgia Tech Athletic Association, Revenue Bonds, 5.00%, 10/1/2022	145,000	158,652
Fulton County Development Authority, Georgia Tech Athletic Association, Revenue Bonds, 5.00%, 10/1/2022	5,000	5,402
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2041	250,000	256,967
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2031	50,000	51,393
		1,868,323

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Illinois 0.68%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.88%, 8/15/2034	$100,000	$103,733
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 6.00%, 6/1/2028	250,000	259,753
University of Illinois, University & College Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2031	100,000	101,914
		465,400
Indiana 3.02%
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.13%, 1/15/2031	2,000,000	2,069,680

Iowa 0.45%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	311,973

Louisiana 0.96%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	544,520
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	100,000	111,229
		655,749
Maine 1.35%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	529,945
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	105,109
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	100,000	103,285
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	102,817
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 4.50%, 11/15/2037	25,000	26,123

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Maine (cont.)
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2026	$50,000	$60,335
		927,614
Maryland 0.50%
Montgomery County Housing Opportunities Commission, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 1/1/2022 @ 100, 3.63%, 7/1/2033	345,000	345,811

Massachusetts 4.05%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), 5.20%, 1/1/2027	30,000	30,193
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), 5.25%, 1/1/2029	10,000	10,096
Massachusetts Housing Finance Agency, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	219,204
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	606,246
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	273,613
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	235,000	252,801
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	190,000	205,836
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	133,212
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 5.13%, 12/1/2039	65,000	65,090
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	60,000	60,079
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 12/1/2020 @ 100, 5.25%, 12/1/2035	175,000	175,467
Massachusetts School Building Authority, Callable 2/15/2028 @ 100, 5.25%, 2/15/2048	500,000	622,425

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Massachusetts (cont.)
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	$100,000	$122,142
		2,776,404
Michigan 4.34%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	500,155
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	750,000	789,195
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.38%, 10/15/2036	100,000	105,407
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	735,255
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, (OID), 6.00%, 6/1/2048	595,000	597,939
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, 6.88%, 6/1/2042	250,000	251,372
		2,979,323
Minnesota 0.98%
Southern Minnesota Municipal Power Agency, Revenue Bonds, Callable 1/1/2026 @ 100, 5.00%, 1/1/2041	565,000	669,406

Missouri 1.28%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, (OID), 5.88%, 10/1/2036	245,000	245,568
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2045	500,000	532,950
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	100,000	102,796
		881,314
Nebraska 0.39%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, 5.00%, 1/1/2025 prerefunded 1/1/2022 @ 100	155,000	164,364

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Nebraska (cont.)
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	$95,000	$100,526
		264,890
Nevada 1.21%
City of Reno, NV, Revenue Bonds, (AMBAC) (OID), Callable 6/1/2021 @ 100, 5.50%, 6/1/2028	5,000	5,018
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	827,848
		832,866
New Jersey 6.05%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	141,192
Essex County Improvement Authority, Public Improvements, Revenue Bonds, (AGM) (OID), 5.75%, 11/1/2030	250,000	251,110
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	186,923
New Jersey Economic Development Authority, Refunding Revenue Bonds, (State Appropriation) (OID), Callable 3/1/2021 @ 100, 5.25%, 9/1/2026	420,000	426,838
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	319,173
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	282,185
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 5.00%, 7/1/2027	15,000	15,048
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 6.00%, 7/1/2037	200,000	208,750
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.00%, 12/1/2036	65,000	65,363
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	185,407
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	529,620

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New Jersey (cont.)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 6/15/2021	$150,000	$154,254
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation), Callable 6/15/2021 @ 100, 5.00%, 6/15/2022	150,000	155,161
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 6/15/2021 @ 100, 5.25%, 6/15/2031	220,000	225,080
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, 5.00%, 1/1/2031	200,000	216,882
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	273,360
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	250,000	257,875
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	250,000	258,490
		4,152,711
New Mexico 1.13%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	535,080
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	135,000	138,101
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	100,000	102,987
		776,168
New York 22.06%
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, 5.25%, 2/15/2047	10,000	10,190
Hudson Yards Infrastructure Corp., Public Improvements, Revenue Bonds, Callable 2/15/2021 @ 100, 5.75%, 2/15/2047	95,000	96,806
Hudson Yards Infrastructure Corp., Revenue Bonds, Callable 2/15/2021 @ 100, 5.25%, 2/15/2047	190,000	193,131

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
Hudson Yards Infrastructure Corp., Revenue Bonds, Series A, Callable 2/15/2027 @ 100, 4.00%, 2/15/2044	$575,000	$625,353
Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.25%, 11/15/2028	50,000	57,916
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	296,495
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	297,742
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	268,900
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	110,627
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	147,249
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	304,247
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	102,298
Monroe County Industrial Development Corp., Hospital Improvements, Revenue Bonds, (INS), Callable 2/15/2021 @ 100, 5.75%, 8/15/2035	250,000	253,913
New York City Housing Development Corp., Local Multi-Family Housing Revenue Bonds, Callable 11/1/2020 @ 100, 4.75%, 5/1/2041	250,000	250,615
New York City Housing Development Corp., Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	264,130
New York City Housing Development Corp., Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	162,836
New York City Housing Development Corp., Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	272,830
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2046	1,500,000	1,504,845
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2031	145,000	145,468
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC) (OID), 4.50%, 3/1/2039	100,000	100,290

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (NATL-RE), 5.00%, 3/1/2036	$115,000	$115,371
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (OID), Callable 1/1/2021 @ 100, 6.50%, 1/1/2046	650,000	653,179
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	296,755
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	250,000	301,130
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Callable 5/1/2027 @ 100, 4.00%, 5/1/2044	300,000	334,257
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	112,491
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2021	100,000	104,067
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	113,231
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	117,531
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	30,183
New York City Water & Sewer System, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	215,000	226,339
New York City Water & Sewer System, Revenue Bonds, 5.00%, 6/15/2045	35,000	37,030
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	125,243
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	288,607
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	100,000	103,925

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	$5,000	$5,012
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	441,576
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	165,000	177,939
New York State Dormitory Authority, Revenue Bonds, Callable 2/15/2030 @ 100, 5.00%, 2/15/2048	500,000	617,440
New York State Dormitory Authority, Revenue Bonds, Callable 2/15/2030 @ 100, 4.00%, 2/15/2047	500,000	568,150
New York State Dormitory Authority, Revenue Bonds, Callable 3/15/2028 @ 100, 5.00%, 3/15/2043	250,000	302,907
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	160,000	160,000
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), 5.25%, 7/1/2031	40,000	41,510
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 11/1/2036	100,000	100,104
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), 5.20%, 5/1/2042	500,000	500,905
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), 4.75%, 5/1/2031	200,000	200,360
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	110,037
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 5.00%, 8/1/2043	500,000	607,035
New York, NY, General Obligation Unlimited, Callable 8/1/2029 @ 100, 4.00%, 8/1/2044	250,000	282,513
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	311,560
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	302,750
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	1,000,000	1,019,660

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	$250,000	$298,208
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	52,595
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	113,832
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	366,724
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	124,205
		15,130,242
North Carolina 0.33%
University of North Carolina at Charlotte (The), Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	100,000	114,613
University of North Carolina at Charlotte (The), University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	114,356
		228,969
North Dakota 0.16%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	107,738

Oklahoma 0.38%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	261,055

Oregon 0.06%
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	37,954

Pennsylvania 3.69%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	500,000	567,590

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Pennsylvania (cont.)
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	$100,000	$101,994
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	101,644
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	99,722
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	105,473
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	229,700
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	150,670
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	120,172
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	567,080
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	201,273
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	288,730
		2,534,048
Puerto Rico 0.82%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	100,000	102,436
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), 5.00%, 7/1/2031	200,000	200,886
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	258,230
		561,552
Rhode Island 1.19%
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 3.45%, 4/1/2026	500,000	506,175

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Rhode Island (cont.)
Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 4.10%, 10/1/2037	$45,000	$45,654
Rhode Island Housing & Mortgage Finance Corp., State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 4/1/2022 @ 100, 3.45%, 4/1/2035	225,000	230,164
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, (OID), Callable 12/1/2020 @ 100, 5.00%, 12/1/2039	35,000	35,276
		817,269
South Dakota 0.62%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	265,610
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	150,000	158,270
		423,880
Tennessee 0.62%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	100,000	112,993
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 1/1/2021 @ 100, 5.00%, 7/1/2026	200,000	200,686
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	100,000	108,432
		422,111
Texas 8.25%
City of Austin TX Electric Utility Revenue, Revenue Bonds Series B, Callable 11/15/2029 @ 100, 5.00%, 11/15/2049	500,000	637,340
City of Houston, TX, Refunding Revenue Bonds, Callable 3/1/2029 @ 100, 4.00%, 3/1/2049	500,000	571,390
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	508,120
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	307,785
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	542,735

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Texas (cont.)
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	$250,000	$291,213
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	250,000	258,515
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	145,297
San Antonio Public Facilities Corp., Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	260,208
San Antonio Water System, Refunding Revenue Bonds, Callable 11/15/2029 @ 100, 5.00%, 5/15/2034	190,000	252,282
San Antonio Water System, Revenue Bonds Series A, Callable 5/15/2030 @ 100, 5.00%, 5/15/2050	205,000	261,947
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	224,276
Texas Water Development Board, Revenue Bonds, Callable 10/15/2029 @ 100, 4.00%, 10/15/2037	500,000	606,100
Texas Water Development Board, Revenue Bonds, Callable 10/15/2028 @ 100, 5.00%, 4/15/2049	450,000	566,896
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	225,891
		5,659,995
Utah 0.44%
University of Utah (The), University & College Improvements, Revenue Bonds, 5.00%, 8/1/2043	250,000	284,005
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.75%, 1/1/2033	10,000	10,114
Utah Housing Corp., State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.25%, 1/1/2025	10,000	10,104
		304,223
Vermont 0.37%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	251,845

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Virgin Islands 0.14%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, 5.00%, 10/1/2025	$100,000	$99,628

Virginia 0.42%
Virginia Resources Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	250,000	287,385

Washington 1.51%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,035,470

Wisconsin 0.12%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), 5.63%, 11/1/2035	80,000	80,223

Wyoming 0.41%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 6/1/2024 @ 100, 3.70%, 6/1/2039	265,000	278,051

Total Municipal Bonds
(Cost $63,442,385)		66,438,925

	Shares
Money Market Funds 1.98%
Morgan Stanley Institutional Liquidity Fund, Institutional, 0.02%(a)	1,359,931	$1,359,931

Total Money Market Funds
(Cost $1,359,931)		1,359,931

Total Investments — 98.83%
(Cost $64,802,316)		67,798,856
Other Assets in Excess of Liabilities — 1.17%		800,778
NET ASSETS - 100.00%		$68,599,634

(a)	Rate disclosed is the seven day effective yield as of September 30, 2020.

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED)

	Shares	Market Value
Common Stocks 13.05%

Communications 1.25%
AT&T, Inc.	18,000	$513,180
Verizon Communications, Inc.	19,000	1,130,310
		1,643,490
Consumer Staples 0.46%
Philip Morris International, Inc.	8,000	599,920

Energy 4.94%
Chevron Corp.	14,000	1,008,000
Enbridge, Inc.	29,763	869,080
Energy Transfer LP	39,571	214,475
Enterprise Products Partners LP	24,400	385,276
Kinder Morgan, Inc.	40,000	493,200
Magellan Midstream Partners LP	8,700	297,540
MPLX LP	24,269	381,994
Phillips 66	11,500	596,160
Plains All American Pipeline LP	3,200	19,136
Targa Resources Corporation	2,739	38,428
TC Energy Corp.	15,500	651,310
TC PipeLines LP	7,195	184,048
Valero Energy Corp.	11,500	498,180
Williams Cos, Inc. (The)	42,500	835,125
		6,471,952
Financials 1.15%
Blackstone Group, Inc. (The), Class A	4,600	240,120
Blackstone Mortgage Trust, Inc., Class A	11,565	254,083
Citigroup, Inc.	19,000	819,090
JPMorgan Chase & Co.	2,000	192,540
		1,505,833

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Health Care 1.49%
AbbVie, Inc.	15,000	$1,313,850
Gilead Sciences, Inc.	2,000	126,380
Merck & Co., Inc.	4,000	331,800
Pfizer, Inc.	5,000	183,500
		1,955,530
Real Estate Investment Trusts (REITs) 1.38%
City Office REIT, Inc.	10,000	75,200
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,792	1,597,468
Spirit MTA REIT	2,000	1,505
Spirit Realty Capital, Inc.	4,000	135,000
		1,809,173
Utilities 2.38%
Brookfield Renewable Corp., Class A	1,250	73,250
Brookfield Renewable Partners LP	5,000	262,750
Dominion Energy, Inc.	16,500	1,302,345
Duke Energy Corp.	10,500	929,880
PPL Corp.	20,000	544,200
		3,112,425
Total Common Stocks
(Cost $19,146,487)		17,098,323

Preferred Stocks 16.53%

Financials 8.44%
Affiliated Managers Group, Inc., 4.75%	10,000	256,300
Allstate Corporation (The), Series I, 4.75%	20,000	535,000
American Financial Group, Inc., 5.13%	15,000	399,750
American Financial Group, Inc., 5.63%	20,000	539,800
American Financial Group, Inc., 6.00%	8,700	220,197
Arch Capital Group Ltd., 5.25%	20,000	506,200
Athene Holding Ltd., Series C, 6.38%	10,000	271,000
Bank of America Corp., 5.88%	8,000	218,560
Bank of America Corp., Series LL, 5.00%	20,000	524,800

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Financials (cont.)
Bank of New York Mellon Corp. (The), 5.20%	8,700	$221,763
Capital One Financial Corp., Series K, 4.63%	12,334	299,716
First Republic Bank, 5.70%	9,000	225,360
First Republic Bank, Series J, 4.70%	20,000	523,400
First Republic Bank, Series K, 4.13%	3,667	93,142
Globe Life, Inc., 6.13%	10,000	257,300
Hancock Whitney Corp., 5.95%	3,700	98,457
JPMorgan Chase & Co., Series EE, 6.00%	20,000	548,800
JPMorgan Chase & Co., Series GG, 4.75%	20,000	529,200
KeyCorp, Series G, 5.63%	15,000	406,350
KKR & Co. LP, Series B, 6.50%	10,000	261,400
MetLife, Inc., Series F, 4.75%	25,000	650,500
Northern Trust Corp., Series E, 4.70%	18,640	503,466
Prudential Financial, Inc., 4.13%	3,530	89,839
Prudential Financial, Inc., 5.63%	10,000	273,900
State Street Corporation, 5.35%	1,000	27,730
Truist Financial Corp., Series R, 4.75%	16,334	423,867
U.S. Bancorp, Series F, 6.50%	7,300	194,472
W.R. Berkley Corporation, 5.10%	20,000	524,400
Wells Fargo & Co., Series Z, 4.75%	20,000	502,800
Wells Fargo & Company, 5.20%	15,850	402,273
Wells Fargo & Company, 5.70%	20,000	512,200
		11,041,942
Real Estate 4.04%
Brookfield Property Partners LP, Series A, 5.75%	7,500	134,025
Diversified Healthcare Trust, 5.625%	26,660	487,345
Federal Realty Investment Trust, 5.00%	7,500	201,525
National Retail Properties, Inc., 5.20%	25,000	642,000
PS Business Parks, Inc., 5.20%	10,000	258,800
PS Business Parks, Inc., 5.20%	4,000	106,000
PS Business Parks, Inc., 5.25%	10,000	267,400
Public Storage, 4.90%	20,000	518,000
Public Storage, 4.95%	20,000	514,000
Public Storage, 5.13%	10,000	255,700
Public Storage, Series I, 4.88%	9,583	259,124
Public Storage, Series L, 4.63%	10,000	269,200

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)
	Shares	Market Value
Real Estate (cont.)
Public Storage, Series M, 4.13%	3,889	100,842
Public Storage, Series N, 3.88%	20,000	496,000
Taubman Centers, Inc., 6.25%	13,046	$279,706
Taubman Centers, Inc., 6.50%	9,416	204,327
Vornado Realty Trust, 5.40%	12,298	308,557
		5,302,551
Technology 0.08%
Pitney Bowes, Inc., 6.70%	5,700	106,305

Utilities 3.97%
Brookfield Infrastructure Partners LP, 5.13%	20,000	515,000
DTE Energy Co., Series G, 4.38%	20,000	501,400
DTE Energy Company, 5.38%	10,000	254,000
DTE Energy Company, 6.00%	20,000	527,000
Duke Energy Corp., 5.13%	9,030	230,265
Entergy Arkansas, Inc., 4.88%	20,000	512,600
Entergy Louisiana LLC, 4.88%	10,000	257,500
Entergy Mississippi, Inc., 4.90%	30,000	765,600
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	169,644
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	255,000
Southern Co., 4.95%	21,000	553,560
Southern Co., 5.25%	20,000	513,000
Southern Co., Series C, 4.20%	6,000	150,300
		5,204,869
Total Preferred Stocks
(Cost $21,178,271)		21,655,667

	Principal Amount
Collateralized Mortgage Obligations 0.11%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035	28,965	25,108
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035	31,313	27,143
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035	85,754	87,940

Total Collateralized Mortgage Obligations (Cost $104,186)		$140,191

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Corporate Bonds 8.47%
Bank of New York Mellon Corp. (The), 4.63%, 12/20/2049	500,000	518,437
Dow Chemical Company (The), 3.05%, 2/15/2022	1,000,000	1,000,785
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	107,760
Exelon Generation Company LLC, 5.60%, 6/15/2042(a)	400,000	426,216
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	408,539
General Electric Company, 5.00%, 12/29/2049	765,000	610,760
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	1,237,803
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	679,904
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	452,500
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	311,732
MetLife, Inc., 9.25%, 4/8/2038(a)	1,500,000	2,271,518
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,629,087
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,143,124
Valero Energy Corporation, 8.75%, 6/15/2030	224,000	306,703

Total Corporate Bonds
(Cost $9,765,569)		11,104,868

Municipal Bonds 59.39%

Alabama 2.06%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	2,000,000	2,697,280

Arizona 0.41%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	285,284

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Arizona (cont.)
City of Phoenix, AZ Civic Improvement Corp., Revenue Bonds, Callable 7/1/2030 @ 100, 2.70%, 7/1/2045	$250,000	$249,905
		535,189
California 4.24%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	558,749
California State University, Revenue Bonds Series B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	51,331
City & County of San Francisco, CA, General Obligation Unlimited, 6.26%, 6/15/2030	450,000	626,233
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	120,000	131,320
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	641,065
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	438,371
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,157,070
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 2/1/2026	500,000	653,820
University of California, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	510,000	673,139
University of California, University & College Improvements, Refunding Revenue Bonds, 3.66%, 5/15/2027	250,000	288,245
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	250,000	339,240
		5,558,583
Colorado 0.80%
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, (AGM) (OID), Callable 12/1/2020 @ 100, 6.75%, 12/1/2035	250,000	252,360
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	805,510
		1,057,870

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Connecticut 0.83%
State of Connecticut, General Obligation Unlimited, 5.85%, 3/15/2032	$780,000	$1,089,309

Florida 3.69%
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	1,250,000	1,434,088
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	404,058
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	617,030
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,591,150
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	345,745
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/1/2020 @ 100, 7.50%, 11/1/2035	250,000	251,200
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	210,662
		4,853,933
Georgia 4.95%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	600,000	681,144
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	2,463,000	3,628,713
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	2,000,000	2,180,120
		6,489,977
Hawaii 0.43%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	567,602

Idaho 0.33%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	400,000	426,300

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Illinois 1.80%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 6.00%, 1/15/2028	$150,000	$152,377
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	357,415
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,851,390
		2,361,182
Indiana 1.61%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 7/5/2023 @ 100, 3.95%, 7/5/2029	1,000,000	1,054,760
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 7/5/2023 @ 100, 3.75%, 7/5/2028	1,000,000	1,051,200
		2,105,960
Kansas 0.26%
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Series B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	330,000	342,791

Kentucky 0.35%
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, 5.37%, 11/1/2025	400,000	458,396

Louisiana 0.26%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, 7.20%, 2/1/2042	340,000	342,458

Massachusetts 0.78%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	160,000	187,547
Commonwealth of Massachusetts, Callable 7/9/2020 @ 100, 2.51%, 7/1/2041	500,000	502,155

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Massachusetts (cont.)
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	$250,000	$333,955
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,060
		1,038,717
Michigan 2.95%
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2021 @ 100, 6.20%, 5/1/2024	200,000	205,892
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 11/1/2025 @ 100, 4.13%, 11/1/2030	250,000	289,028
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	250,000	276,910
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 6.38%, 11/1/2025	500,000	501,595
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 5/1/2021 @ 100, 6.20%, 5/1/2022	160,000	163,626
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 6/1/2034	2,230,000	2,277,856
Onsted Community Schools, School Improvements, General Obligation Unlimited, 5.90%, 5/1/2027	150,000	150,540
St Johns Public Schools, General Obligation Unlimited, 6.65%, 5/1/2040	5,000	5,019
		3,870,466
Mississippi 0.77%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Bonds Series B, 2.44%, 2/1/2039	100,000	99,443
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	897,741
		997,184
Missouri 3.29%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,410,000	3,524,962
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	783,517
		4,308,479

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Nebraska 0.19%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	$200,000	$249,390

Nevada 1.06%
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	590,000	941,693
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	441,082
		1,382,775
New Jersey 2.07%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 2/15/2029	250,000	311,245
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 1/1/2021 @ 100, 6.19%, 7/1/2040	500,000	501,485
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	1,780,000	1,906,433
		2,719,163
New York 7.64%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.21%, 10/1/2031	100,000	124,842
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	183,067
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	500,000	575,400
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	288,811
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	232,884
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	154,838
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	395,000	482,030
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	418,703
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/2040	500,000	629,745

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
New York (cont.)
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	$680,000	$822,310
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	760,775
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, 5.47%, 5/1/2036	815,000	1,152,923
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2029 @ 100, 4.29%, 7/1/2044	250,000	278,740
Port Authority of New York & New Jersey, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	1,000,000	1,128,210
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	2,115,000	2,329,715
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	213,213
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	220,294
		9,996,500
North Carolina 0.18%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2026	235,000	239,105

Ohio 3.06%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	500,000	842,675
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	500,000	725,205
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 12/15/2024 @ 100, 4.00%, 12/15/2032	200,000	214,586
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,402,980
Mariemont City School District, General Obligation Unlimited, 5.90%, 12/1/2030	105,000	105,945

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Ohio (cont.)
Mariemont City School District, General Obligation Unlimited, Callable 12/1/2020 @ 100, 5.90%, 12/1/2030	$5,000	$5,039
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	500,000	532,555
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), 5.65%, 9/1/2031	200,000	200,534
		4,029,519
Pennsylvania 2.65%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	766,485
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	795,835
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	535,925
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,362,050
		3,460,295
Rhode Island 0.39%
Narragansett Bay Commission, Revenue Bonds, Series A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	505,425

South Carolina 0.19%
Moncks Corner Regional Recreation Corporation, Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/1/2020 @ 100, 6.55%, 12/1/2039	250,000	252,515

South Dakota 0.32%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/1/2021 @ 100, 6.15%, 6/1/2031	400,000	413,600

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Texas 2.07%
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	$1,000,000	$1,091,650
Grand Parkway Transportation Corp., Revenue Bonds Series B, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	100,000	104,050
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	376,961
Orchard Cultural Education Facilities Finance Corporation, Recreational Facility Improvements, Revenue Bonds, 6.48%, 11/15/2034	110,000	110,798
Texas Transportation Commission, General Obligation Unlimited, Callable 4/1/2030 @ 100, 2.56%, 4/1/2042	1,000,000	1,034,450
		2,717,909
Virgin Islands 1.68%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,231,500
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	967,193
		2,198,693
Virginia 4.61%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	5,850,000	6,040,418

Washington 1.87%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	336,015
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	308,090
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	705,000	743,091

SPIRIT OF AMERICA INCOME FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Washington (cont.)
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	$500,000	$706,165
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	335,775
		2,429,136
West Virginia 1.52%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, 7.47%, 6/1/2047	1,855,000	1,986,445

Wisconsin 0.08%
State of Wisconsin, General Obligation Unlimited, 2.35%, 5/1/2031	100,000	110,512

Total Municipal Bonds (Cost $65,489,145)		77,833,076

	Shares
Money Market Funds 2.38%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional, 0.02%(b)	3,121,554	$3,121,554

Total Money Market Funds
(Cost $3,121,554)		3,121,554

Total Investments — 99.93%
(Cost $118,805,212)		130,953,679
Other Assets in Excess of Liabilities — 0.07%		94,704
NET ASSETS - 100.00%		$131,048,383

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2020.

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED)

	Shares	Market Value
Common Stocks 33.28%

Communications 5.85%
Alphabet, Inc., Class A(a)	250	$366,400
Alphabet, Inc., Class C(a)	190	279,224
AT&T, Inc.	4,114	117,290
Netflix, Inc.(a)	800	400,024
Verizon Communications, Inc.	5,000	297,450
		1,460,388
Consumer Discretionary 3.92%
Amazon.com, Inc.(a)	150	472,309
Home Depot, Inc. (The)	1,000	277,710
Lennar Corp., Class A	2,800	228,704
		978,723
Energy 3.04%
Cheniere Energy Partners LP	2,300	76,498
Energy Transfer LP	17,350	94,037
Enterprise Products Partners LP	10,805	170,611
Kinder Morgan, Inc.	7,500	92,475
Magellan Midstream Partners LP	2,725	93,195
MPLX LP	8,850	139,299
Targa Resources Corp.	1,305	18,309
Viper Energy Partners LP	3,200	24,064
Williams Cos, Inc. (The)	2,500	49,125
		757,613
Financials 3.02%
Blackstone Group, Inc. (The), Class A	6,175	322,335
Blackstone Mortgage Trust, Inc., Class A	3,207	70,458
Citigroup, Inc.	3,000	129,330
Fifth Third Bancorp	3,400	72,488
JPMorgan Chase & Co.	1,000	96,270

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Financials (cont.)
Starwood Property Trust, Inc.	4,175	$63,001
		753,882
Health Care 1.41%
AbbVie, Inc.	4,000	350,360

Industrials 1.80%
Caterpillar, Inc.	700	104,405
Deere & Co.	1,150	254,875
Honeywell International, Inc.	550	90,536
		449,816
Materials 0.36%
Dow, Inc.	1,900	89,395

Real Estate Investment Trusts (REITs) 3.84%
Prologis, Inc.	3,000	301,860
Sun Communities, Inc.	714	100,396
Terreno Realty Corp.	7,362	403,143
Welltower, Inc.	1,160	63,904
WP Carey, Inc.	1,340	87,314
		956,617
Technology 9.30%
Apple, Inc.	3,250	376,382
Microsoft Corp.	2,000	420,660
NVIDIA Corp.	2,045	1,106,795
PayPal Holdings, Inc.(a)	2,100	413,763
		2,317,600
Utilities 0.74%
American Electric Power Co., Inc.	1,155	94,398

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Utilities (cont.)
Duke Energy Corp.	1,000	$88,560
		182,958

Total Common Stocks (Cost $6,877,716)		8,297,352

Preferred Stocks 11.65%

Consumer Discretionary 1.03%
eBay, Inc., 6.00%	10,000	256,100

Financials 4.73%
Bank of America Corp., 6.00%	3,800	98,344
Capital One Financial Corp., Series K, 4.63%	6,166	149,834
First Republic Bank, 5.70%	9,000	225,360
First Republic Bank, Series K, 4.13%	1,333	33,858
Hancock Whitney Corp., 5.95%	9,200	244,812
KKR & Company LP, 6.50%	6,481	169,413
Prudential Financial, Inc., 4.13%	1,765	44,919
Truist Financial Corp., Series R, 4.75%	8,166	211,908
		1,178,448
Real Estate 2.37%
National Retail Properties, Inc., 5.20%	6,000	154,080
Public Storage, 5.05%	5,000	131,400
Public Storage, Series B, 5.40%	10,000	255,300
Public Storage, Series M, 4.13%	1,944	50,408
		591,188
Utilities 3.52%
Brookfield Infrastructure Partners LP	10,000	257,500
Southern Co., 5.25%	14,000	364,560

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Shares	Market Value
Utilities (cont.)
Southern Co., 5.25%	10,000	$256,500
		878,560
Total Preferred Stocks
(Cost $2,834,805)		2,904,296

	Principal Amount
Corporate Bonds 2.18%
Apple, Inc., 2.20%, 9/11/2029	250,000	269,280
Microsoft Corp., 3.30%, 2/6/2027	240,000	274,606

Total Corporate Bonds
(Cost $503,067)		543,886

Municipal Bonds 45.11%

Arizona 3.08%
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 7/1/2034	620,000	767,541

California 5.32%
California State University, Revenue Bonds, Series B, Callable 5/1/2030 @ 100, 3.07%, 11/1/2042	50,000	51,331
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 7/1/2040	800,000	1,274,768
		1,326,099
Florida 4.69%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,169,300

Kansas 5.81%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,270,460

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Kansas (cont.)
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited, Series B, Callable 9/1/2030 @ 100, 3.17%, 9/1/2046	$170,000	$176,589
		1,447,049
Nevada 0.64%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	159,609

New York 5.94%
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	383,286
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	815,183
Port Authority of New York & New Jersey, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	282,053
		1,480,522
Ohio 7.35%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	1,000,000	1,683,030
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	100,000	150,823
		1,833,853
Pennsylvania 4.39%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,095,440

Rhode Island 2.03%
Narragansett Bay Commission, Revenue Bonds, Series A, Callable 9/1/2030 @ 100, 2.92%, 9/1/2043	500,000	505,425

Tennessee 3.58%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	500,000	778,490

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS | SEPTEMBER 30, 2020 (UNAUDITED) (CONT.)

	Principal Amount	Market Value
Tennessee (cont.)
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	$100,000	$115,917
		894,407
Texas 2.28%
Grand Parkway Transportation Corporation, Revenue Bonds, Series B, Callable 4/1/2030 @ 100, 3.24%, 10/1/2052	50,000	52,025
Texas Transportation Commission, General Obligation Unlimited, Callable 4/1/2030 @ 100, 2.56%, 4/1/2042	500,000	517,225
		569,250
Total Municipal Bonds
(Cost $9,466,143)		11,248,495

U.S. Government & Agency Obligations 4.98%
U.S. Treasury Notes 1.38%, 10/15/2022	350,000	358,921
U.S. Treasury Notes 1.50%, 10/31/2024	350,000	368,307
U.S. Treasury Notes 1.50%, 1/152023	500,000	515,605

Total U.S. Government & Agency Obligations
(Cost $1,196,641)		1,242,833

	Shares
Money Market Funds 2.18%
Morgan Stanley Institutional Liquidity Fund, Institutional, 0.02%(b)	544,541	$544,541

Total Money Market Funds
(Cost $544,541)		544,541

Total Investments — 99.38%
(Cost $21,422,913)		24,781,403
Other Assets in Excess of Liabilities — 0.62%		154,578
NET ASSETS - 100.00%		$24,935,981

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2020.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of September 30, 2020, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Cost Basis of Investments
Real Estate Fund	$30,087,828	$(3,815,274)	$26,272,554	$51,712,273
Value Fund	55,062,754	(2,146,701)	52,916,053	69,241,011
Municipal Fund	3,059,837	(65,573)	2,994,264	64,804,592
Income Fund	18,677,156	(4,012,170)	14,664,986	116,288,694
Opportunity Fund	4,753,101	(732,591)	4,020,510	20,760,893

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2020

(UNAUDITED)

The Spirit of America Real Estate Income and Growth Fund (“Real Estate Fund”), Spirit of America Large Cap Value Fund (“Value Fund”), Spirit of America Municipal Tax Free Bond Fund (Municipal Tax Free Bond Fund”), Spirit of America Income Fund (“Income Fund”) and Spirit of America Income and Opportunity Fund (“Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A.	Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2020

(UNAUDITED)

The summary of inputs used to value each Fund’s net assets as of September 30, 2020, is as follows:

	Value Inputs
	LEVEL 1	LEVEL 2	LEVEL 3	Total
Real Estate Fund
Assets:
Common Stocks*	$76,180,642	$-	$-	$76,180,642
Preferred Stocks*	1,569,489	-	-	1,569,489
Municipal Bonds	-	207,827	-	207,827
Money Market Funds	29,469	-	-	29,469
Total	$77,779,600	$207,827	$-	$77,987,427
Liabilities
Written Call Options	(2,600)	-	-	(2,600)
Total	$-	$-	$-	$(2,600)

Value Fund
Assets:
Common Stocks*	$119,557,676	$-	$-	$119,557,676
Preferred Stocks*	2,010,880	-	-	2,010,880
Money Market Funds	590,118	-	-	590,118
Total	$122,158,674	$-	$-	$122,158,674
Liabilities		-	-
Written Call Options	$(1,610)	$-	$-	$(1,610)
Total Total Investments	$(1,610)	$-	$-	$(1,610)

Municipal Fund
Assets:
Municipal Bonds	$-	$66,438,925	$-	$66,438,925
Money Market Funds	1,359,931	-	-	1,359,931
Total	$1,359,931	$66,438,925	$-	$67,798,856

Income Fund
Assets:
Common Stocks*	$17,098,323	$-	$-	$17,098,323
Preferred Stocks*	21,655,667	-	-	21,655,667
Collateralized Mortgage Obligations	-	140,191	-	140,191
Corporate Bonds	-	10,678,652	426,216	11,104,868
Municipal Bonds	-	77,833,076	-	77,833,076
Money Market Funds	3,121,554	-	-	3,121,554
Total	$41,875,544	$88,651,919	$426,216	$130,953,679

Opportunity Fund
Assets:
Common Stocks*	$8,297,352	$-	$-	$8,297,352
Preferred Stocks*	2,904,296	-	-	2,904,296
Corporate Bonds	-	543,886	-	543,886
Municipal Bonds	-	11,248,495	-	11,248,495
U.S. Government & Agency Obligations	-	1,242,833	-	1,242,833
Money Market Funds	544,541	-	-	544,541
Total	$11,746,189	$13,035,214	$-	$24,781,403

*	Refer to Schedule of Investments for industry classifications.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2020

(UNAUDITED)

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of September 30, 2020:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At September 30, 2020	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	426,216	Comparable Security Analysis	Discount for Lack of Marketability	1%-20%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund

	Balance as of December 31, 2019	Amortization/Accretion	Change in unrealized appreciation (depreciation)	Balance as of September 30, 2020
Corporate Bonds	$412,146	$376	$13,694	$426,216

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2020

(UNAUDITED)

C.	Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At September 30, 2020, the Income Fund held illiquid restricted securities representing 2% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Market Value
Corporate Bonds
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$419,674	$426,216
MetLife Capital, Inc., 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,105,481	$2,271,518

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.